2. LOANS	12 Months Ended
Dec. 31, 2019
Notes
2. LOANS

2.LOANS

The Company’s consumer loans are made to individuals in relatively small amounts for relatively short periods of time. First and second mortgage loans on real estate are made in larger amounts and for longer periods of time. The Company also purchases sales finance contracts from various dealers. All loans and sales contracts are held for investment.

Contractual Maturities of Loans:

An estimate of contractual maturities stated as a percentage of the loan balances based upon an analysis of the Company's portfolio as of December 31, 2019 is as follows:

	Direct	Real	Sales
Due In	Cash	Estate	Finance
Calendar Year	Loans	Loans	Contracts
2020	55.20%	14.66%	41.98%
2021	28.94	9.98	27.88
2022	11.03	10.33	16.86
2023	3.80	10.25	9.85
2024	.90	9.52	3.33
2025 & beyond	.13	45.26	.10
	100.00%	100.00%	100.00%

Historically, a majority of the Company's loans have been renewed many months prior to their final contractual maturity dates, and the Company expects this trend to continue in the future. Accordingly, the above contractual maturities should not be regarded as a forecast of future cash collections.

Allowance for Loan Losses:

The Allowance for Loan Losses is based on Management's evaluation of the inherent risks and changes in the composition of the Company's loan portfolio. Management’s approach to estimating the allowance for loan losses is on a total portfolio level primarily based on historical loss trends on the level of receivables at the statement of financial position date. Management also considers bankruptcy and delinquency trends, general economic conditions including, but not limited to, unemployment levels and gasoline prices. Historical loss trends are tracked on an ongoing basis. The trend analysis includes statistical analysis of the correlation between loan date and charge off date on the total loan portfolio basis. If trends indicate credit losses are increasing or decreasing, Management will evaluate to ensure the allowance for loan losses remains at proper levels. Delinquency and bankruptcy filing trends are also tracked. If these trends indicate an adjustment to the allowance for loan losses is warranted, Management will make what it considers to be appropriate adjustments. The Company uses monthly unemployment statistics, and various other monthly or periodic economic statistics, published by departments of the U.S. government and other economic statistics providers to determine the economic component of the allowance for losses. Such allowance is, in the opinion of Management, adequate for probable losses in the current loan portfolio. As the estimates used in determining the allowance for loan losses are influenced by outside factors, such as consumer payment patterns and general economic conditions, there is uncertainty inherent in these estimates. Actual results could vary based on future changes in significant assumptions.

Management does not disaggregate the Company’s loan portfolio by loan class when evaluating loan performance. The total portfolio is evaluated for credit losses based on contractual delinquency, and other economic conditions. The Company classifies delinquent accounts at the end of each month according to the number of installments past due at that time, based on the then-existing terms of the contract. Accounts are classified in delinquency categories based on the number of days past due. When three installments are past due, we classify the account as being 60-89 days past due; when four or more installments are past due, we classify the account as being 90 days or more past due. When a loan becomes five installments past due, it is charged off unless Management directs that it be retained as an active loan. In making this charge off evaluation, Management considers factors such as pending insurance, bankruptcy status and/or other indicators of collectability. In addition, no installment is counted as being past due if at least 80% of the contractual payment has been paid. The amount charged off is the unpaid balance less the unearned finance charges and the unearned insurance premiums, if applicable.

When a loan becomes 60 days or more past due based on its original terms, it is placed in non-accrual status. At this time, the accrual of any additional finance charges is discontinued. Finance charges are then only recognized to the extent there is a loan payment received or until the account qualifies for return to accrual status. Non-accrual loans return to accrual status when the loan becomes less than 60 days past due.

There were no loans past due 60 days or more and still accruing interest at December 31, 2019 or December 31, 2018. The Company’s principal balances on non-accrual loans by loan class at December 31, 2019 and 2018 are as follows:

Loan Class	December 31, 2019	December 31, 2018

Consumer Loans	$ 33,786,152	$ 28,218,125
Real Estate Loans	1,259,471	1,189,848
Sales Finance Contracts	2,301,970	1,607,609
Total	$ 37,347,593	$ 31,015,582

An age analysis of principal balances past due, segregated by loan class, as of December 31, 2019 and 2018 is as follows:

December 31, 2019	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 19,573,271	$ 11,618,867	$ 24,971,696	$ 56,163,834
Real Estate Loans	900,373	339,977	1,592,069	2,832,419
Sales Finance Contracts	1,691,694	754,381	1,755,318	4,201,393
Total	$ 22,165,338	$ 12,713,225	$ 28,319,083	$ 63,197,646

December 31, 2018	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due Loans

Consumer Loans	$ 17,186,773	$ 9,540,549	$ 20,260,825	$ 46,988,147
Real Estate Loans	762,705	329,915	1,142,368	2,234,988
Sales Finance Contracts	1,197,338	572,552	1,193,146	2,963,036
Total	$ 19,146,816	$ 10,443,016	$ 22,596,339	$ 52,186,171

In addition to the delinquency rating analysis, the ratio of bankrupt accounts to our total loan portfolio is also used as a credit quality indicator. The ratio of bankrupt accounts to total principal loan balances outstanding at December 31, 2019 and December 31, 2018 was 2.09%.

Nearly our entire loan portfolio consists of small homogeneous consumer loans (of the product types set forth in the table below).

December 31, 2019	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 734,556,902	87.4%	$ 47,227,395	95.0%
Real Estate Loans	36,595,931	4.4	40,279.1
Sales Finance Contracts	69,305,910	8.2	2,428,214	4.9
Total	$ 840,458,743	100.0%	$ 49,695,888	100.0%

December 31, 2018	Principal Balance	% Portfolio	Net Charge Offs	% Net Charge Offs

Consumer Loans	$ 648,507,635	88.9%	$ 37,131,112	95.9%
Real Estate Loans	31,066,906	4.2	27,290.1
Sales Finance Contracts	50,209,114	6.9	1,548,795	4.0
Total	$ 729,783,655	100.0%	$ 38,707,197	100.0%

Sales finance contracts are similar to consumer loans in nature of loan product, terms, customer base to whom these products are marketed, factors contributing to risk of loss and historical payment performance, and together with consumer loans, represented approximately 96% of the Company's loan portfolio at December 31, 2019 and 2018. As a result of these similarities, which have resulted in similar historical performance, consumer loans and sales finance contracts represent substantially all loan losses. Real estate loans and related losses have historically been insignificant, and, as a result, we do not stratify the loan portfolio for purposes of determining and evaluating our loan loss allowance. Due to the composition of the loan portfolio, the Company determines and monitors the allowance for loan losses on a collectively evaluated, single portfolio segment basis. Therefore, a roll forward of the allowance for loan loss activity at the portfolio segment level is the same as at the total portfolio level. We have not acquired any loans that at time of acquisition we believed were impaired with deteriorating quality during any period reported. The following table provides additional information on our allowance for loan losses based on a collective evaluation:

	2019	2018	2017
Allowance For Credit Losses:
Beginning Balance	$ 43,000,000	$ 42,500,000	$ 48,500,000
Provision for Loan Losses	59,695,888	39,207,197	32,355,146
Charge-Offs	(66,682,422)	(53,570,647)	(52,228,535)
Recoveries	16,986,534	14,863,450	13,873,389
Ending Balance, collectively Evaluated for impairment	$ 53,000,000	$ 43,000,000	$ 42,500,000

	2019	2018	2017
Finance Receivables:
Ending Balance	$ 840,458,743	$ 729,783,655	$ 599,094,594

Troubled debt restructurings (“TDRs”) represent loans on which the original terms have been modified as a result of the following conditions: (i) the restructuring constitutes a concession and (ii) the borrower is experiencing financial difficulties. Loan modifications by the Company involve payment alterations, interest rate concessions and/ or reductions in the amount owed by the customer. The following table presents a summary of loans that were restructured during the year ended December 31, 2019.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	18,680	$ 55,198,024	$ 52,873,724
Real Estate Loans	50	698,205	695,693
Sales Finance Contracts	870	3,226,704	3,086,441
Total	19,600	$ 59,122,933	$ 56,655,858

TDRs that subsequently defaulted during the year ended December 31, 2019 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	5,854	$ 10,583,099
Real Estate Loans	_	-
Sales Finance Contracts	222	546,101
Total	6,076	$ 11,129,200

The following table presents a summary of loans that were restructured during the year ended December 31, 2018.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	16,473	$ 42,571,410	$ 41,169,632
Real Estate Loans	51	468,208	458,496
Sales Finance Contracts	685	1,742,532	1,671,991
Total	17,209	$ 44,782,150	$ 43,300,119

TDRs that subsequently defaulted during the year ended December 31, 2018 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	4,625	$ 7,364,675
Real Estate Loans	1	4,233
Sales Finance Contracts	144	304,882
Total	4,770	$ 7,673,790

The following table presents a summary of loans that were restructured during the year ended December 31, 2017.

	Number of Loans	Pre-Modification Recorded Investment	Post-Modification Recorded Investment

Consumer Loans	15,335	$ 34,896,112	$ 33,473,568
Real Estate Loans	34	365,326	346,385
Sales Finance Contracts	480	1,276,646	1,225,663
Total	15,849	$ 36,538,084	$ 35,045,616

TDRs that subsequently defaulted during the year ended December 31, 2017 are listed below.

	Number of Loans	Pre-Modification Recorded Investment

Consumer Loans	4,479	$ 6,486,759
Real Estate Loans	2	12,292
Sales Finance Contracts	138	280,244
Total	4,619	$ 6,779,295

The level of TDRs, including those which have experienced a subsequent default, is considered in the determination of an appropriate level of allowance for loan losses.